Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 10-Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

June 30, 2022:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets:
Investments held in Trust Account	$311,615,892	$—	$—
Liabilities:
Derivative warrant liabilities-public	$6,534,420	$—	$—
Derivative warrant liabilities-private	$—	$—	$9,684,420

December 31, 2021:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets:
Investments held in Trust Account	$311,175,471	$—	$—
Liabilities:
Derivative warrant liabilities-public	$10,392,850	$—	$—
Derivative warrant liabilities-private	$—	$—	$15,402,850

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement on April 1, 2021 because the Public Warrants were separately listed and traded in an active market. There were no transfers between levels for the six months ended June 30, 2022 or for the period from January 13, 2021 (inception) through June 30, 2021.

Level 1 assets include investments in money market funds or U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been subsequently measured based on the listed market price of such warrants, a Level 1 measurement. For the three months ended June 30, 2022 and 2021, the Company recognized a gain/(loss) to the unaudited condensed statements of operations resulting from a decrease (increase) in the fair value of liabilities of approximately $4.3 million and ($11.2 million), respectively, presented as change in fair value of derivative warrant liabilities in the accompanying unaudited condensed statements of operations. For the six months ended June 30, 2022 and for the period from January 13, 2021 (inception) through June 30, 2021, the Company recognized a gain/(loss) to the unaudited condensed statements of operations resulting from a decrease (increase) in the fair value of liabilities of approximately $9.6 million and ($11.0 million), respectively, presented as change in fair value of derivative warrant liabilities in the accompanying unaudited condensed statements of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	June 30, 2022	December 31, 2021
Share price	$9.95	$9.98
Volatility	11.8%	21.8%
Expected life of the options to convert	5.05	5.50
Risk-free rate	3.0%	1.3%
Dividend yield	—	—

The change in the fair value of the Level 3 derivative warrant liabilities for the period from January 13, 2021 (inception) through June 30, 2022 is summarized as follows:

	Public Warrants	Private Warrants	Total
Derivative warrant liabilities at January 13, 2021 (inception)	$—	$—	$—
Issuance of Public and Private Warrants	5,948,230	9,047,530	14,995,760
Transfer to Level 1	(10,455,080)	—	(10,455,080)
Change in fair value of derivative warrant liabilities	4,506,850	6,355,320	10,862,170
Derivative warrant liabilities at December 31, 2021	$—	$15,402,850	$15,402,850

	Public Warrants	Private Warrants	Total
Derivative warrant liabilities at December 31, 2021	$—	$15,402,850	$15,402,850
Change in fair value of derivative warrant liabilities	—	(3,135,910)	(3,135,910)
Derivative warrant liabilities at March 31, 2022	—	12,266,940	12,266,940
Change in fair value of derivative warrant liabilities	—	(2,582,520)	(2,582,520)
Derivative warrant liabilities at June 30, 2022	$—	$6,534,420	$6,534,420

Note 10 — Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

December 31, 2021

Description	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account – money market fund	$311,175,471	$—	$—
Liabilities:
Derivative liabilities – Public Warrants	$10,392,850	$—	$—
Derivative liabilities – Private Warrants	$—	$—	$15,402,850

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement on April 1, 2021 because the Public Warrants were separately listed and traded in an active market.

Level 1 assets include investments in money market funds or U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been subsequently measured based on the listed market price of such warrants, a Level 1 measurement. For the period from January 13, 2021 (inception) through December 31, 2021, the Company recognized a change to the statement of operations resulting from an increase in the fair value of liabilities of approximately $10.8 million presented as change in fair value of derivative warrant liabilities in the accompanying statement of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	March 22, 2021	December 31, 2021
Share price	$9.81	$9.98
Volatility	14.3%	21.8%
Expected life of the options to convert	6.53	5.50
Risk-free rate	1.2%	1.3%
Dividend yield	—	—

The change in the level 3 fair value of the derivative warrant liabilities for the period from January 13, 2021 (inception) through December 31, 2021 is summarized as follows:

	Public	Private	Total
Derivative warrant liabilities at January 13, 2021 (inception)	$—	$—	$—
Issuance of Public and Private Warrants	5,948,230	9,047,530	14,995,760
Transfer to Level 1	(10,455,080)	—	(10,455,080)
Change in fair value of derivative warrant liabilities	4,506,850	6,355,320	10,862,170
Derivative warrant liabilities at December 31, 2021	$—	$15,402,850	$15,402,850